Income Tax Expense Continuing Operations - Reconciliation of Applicable Tax Rate to Effective Tax Rate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of applicable tax rate to effective tax rate [Abstract]
Profit before tax	€ 1,867	€ 1,620	€ 920
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	17.20%	27.70%	34.80%
- total income tax expense (current and deferred)	2.90%	26.60%	30.00%
Irish corporation tax rate	12.50%	12.50%	12.50%
Higher tax rates on overseas earnings	15.90%	15.10%	12.30%
Deferred tax credit relating to the enactment of the "Tax Cuts and Jobs Act"	(23.60%)
Other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(1.90%)	(1.00%)	5.20%
Total effective tax rate	2.90%	26.60%	30.00%